Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	4.69864%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,683,106.27

Principal:
Principal Collections	$27,957,691.56
Prepayments in Full	$11,407,011.54
Liquidation Proceeds	$346,594.93
Recoveries	$79,018.84
Sub Total	$39,790,316.87
Collections	$44,473,423.14

Purchase Amounts:
Purchase Amounts Related to Principal	$182,210.89
Purchase Amounts Related to Interest	$1,266.76
Sub Total	$183,477.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,656,900.79

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,656,900.79
Servicing Fee	$974,200.49	$974,200.49	$0.00	$0.00	$43,682,700.30
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,682,700.30
Interest - Class A-2a Notes	$418,674.26	$418,674.26	$0.00	$0.00	$43,264,026.04
Interest - Class A-2b Notes	$909,644.94	$909,644.94	$0.00	$0.00	$42,354,381.10
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$39,979,047.77
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$39,665,922.77
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,665,922.77
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$39,458,371.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,458,371.94
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$39,458,371.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,458,371.94
Regular Principal Payment	$54,600,805.14	$39,458,371.94	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$44,656,900.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,458,371.94
Total					$39,458,371.94

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$10,569,206.77	$70.46	$418,674.26	$2.79	$10,987,881.03	$73.25
Class A-2b Notes	$28,889,165.17	$70.46	$909,644.94	$2.22	$29,798,810.11	$72.68
Class A-3 Notes	$0.00	$0.00	$2,375,333.33	$4.24	$2,375,333.33	$4.24
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$39,458,371.94	$24.99	$4,224,328.36	$2.68	$43,682,700.30	$27.67

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$94,437,802.56	0.6295854	$83,868,595.79	0.5591240
Class A-2b Notes	$258,129,993.66	0.6295854	$229,240,828.49	0.5591240
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$1,066,477,796.22	0.6754519	$1,027,019,424.28	0.6504610

Pool Information
Weighted Average APR	4.923%	4.940%
Weighted Average Remaining Term	47.39	46.63
Number of Receivables Outstanding	37,389	36,707
Pool Balance	$1,169,040,592.76	$1,128,696,799.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,093,482,316.63	$1,056,438,438.25
Pool Factor	0.6890152	0.6652371

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$72,258,360.91
Targeted Overcollateralization Amount	$116,819,808.08
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$101,677,374.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$450,284.68
(Recoveries)		21	$79,018.84
Net Loss for Current Collection Period			$371,265.84
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3811%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3208%
Second Prior Collection Period			0.5857%
Prior Collection Period			0.4262%
Current Collection Period			0.3878%
Four Month Average (Current and Prior Three Collection Periods)			0.4301%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		885	$3,724,476.53
(Cumulative Recoveries)			$202,367.08
Cumulative Net Loss for All Collection Periods			$3,522,109.45
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2076%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,208.45
Average Net Loss for Receivables that have experienced a Realized Loss			$3,979.78

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.62%	174	$7,001,272.92
61-90 Days Delinquent	0.09%	25	$999,945.86
91-120 Days Delinquent	0.06%	14	$727,616.68
Over 120 Days Delinquent	0.04%	8	$474,841.47
Total Delinquent Receivables	0.82%	221	$9,203,676.93

Repossession Inventory:
Repossessed in the Current Collection Period		20	$1,018,531.54
Total Repossessed Inventory		31	$1,586,416.18

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1337%
Prior Collection Period			0.1926%
Current Collection Period			0.1280%
Three Month Average			0.1514%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1951%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	12

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	68	$2,903,605.69
2 Months Extended	127	$5,078,428.88
3+ Months Extended	26	$1,071,924.95

Total Receivables Extended	221	$9,053,959.52
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer